Other Current and Non-current Assets - Narratives (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		6 Months Ended
	Apr. 09, 2024	Jun. 30, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Other Current and Non-current Assets
Marketable securities, fair value			$ 107,919		$ 107,919		$ 60,850
Gain/loss on investment			14,734	$ 2,224	17,217	$ 13,203
Dividend income			$ 313	$ 3,052	$ 679	$ 3,984
SBLK Common Stock
Other Current and Non-current Assets
Number of shares of marketable securities acquired					2,185,967
Amount paid to acquire marketable securities					$ 29,900
Marketable securities owned			6,256,181		6,256,181
Eagle Bulk Shipping Inc. | SBLK Common Stock
Other Current and Non-current Assets
Common stock of SBLK received in exchange for each share of EGLE common stock owned	2.6211
Eagle Bulk Shipping Inc.
Other Current and Non-current Assets
Number of shares of marketable securities acquired		1,552,865
Amount paid to acquire marketable securities		$ 68,200
Marketable securities, fair value			$ 107,900		$ 107,900		$ 60,900
Related party | Virage | Eagle Bulk Shipping Inc.
Other Current and Non-current Assets
Amount paid to acquire marketable securities		$ 24,400